Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2023
Acquisitions
Acquisition-related costs		$ 40
Synnve Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)	$ 31,931
Purchase price adjustments	5,937
Acquisition-related costs	39
Purchase price	$ 37,907
Allocation to drydocking included in property, plant and equipment			$ 2,133